Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use asset at beginning	€ 2,906
Depreciation charge of the year	(730)	€ (651)	€ (682)
Right-of-use asset at ending	11,213	2,906
Right-of-use assets
Leases
Right-of-use asset at beginning	2,906
Depreciation charge of the year	(730)
Additions to the right-of-use assets	9,241
Revaluations to the right-of-use assets	(305)
Foreign currency effects	101
Right-of-use asset at ending	11,213	2,906
Land, buildings and leasehold improvements
Leases
Right-of-use asset at beginning	2,648
Depreciation charge of the year	(592)
Additions to the right-of-use assets	9,161
Revaluations to the right-of-use assets	(305)
Foreign currency effects	101
Right-of-use asset at ending	11,013	2,648
Production equipment
Leases
Right-of-use asset at beginning	19
Depreciation charge of the year	(18)
Right-of-use asset at ending	1	19
Other PPE
Leases
Right-of-use asset at beginning	239
Depreciation charge of the year	(120)
Additions to the right-of-use assets	80
Right-of-use asset at ending	€ 199	€ 239